Segment Reporting - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Total revenue	$ 18,219,959	$ 16,396,018
Fragrance Compounds [Member]
Total revenue	7,879,300	6,738,274
Health Supplements Solid Drinks [Member]
Total revenue	3,887,096	4,342,490
Bioactive Food Ingredients [Member]
Total revenue	$ 6,453,563	$ 5,315,254